Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income / (loss)	$ 99,481	$ (21,189)	$ 87,120
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Vessel depreciation and amortization (Note 5)	52,208	48,235	37,214
Vessels' impairment (Notes 3, 5)	0	43,178	0
Gain from bargain purchase (Note 3)	(42,256)	0	(82,453)
Amortization of deferred charges	405	480	809
Amortization of above market acquired charters (Note 6)	13,594	7,904	5,489
Equity compensation expense (Note 14)	3,528	3,826	2,455
Gain on interest rate swap agreements (Note 8)	(4)	(1,448)	(2,310)
Loss / (gain) on sale of vessels to third parties (Note 5)	7,073	(1,296)	0
Accrual on gain on sale of claim (Note 16)	644	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	(1,171)	221	7,211
Due from related parties	(667)	0	2
Prepayments and other assets	(117)	237	(589)
Inventories	(407)	1,677	5,576
Trade accounts payable	2,066	(5,594)	(4,600)
Due to related parties	(3,761)	7,009	(4,507)
Accrued liabilities	1,573	480	(247)
Deferred revenue	(1,852)	1,078	5,369
Drydocking costs	(761)	0	0
Net cash provided by operating activities	129,576	84,798	56,539
Cash flows from investing activities:
Vessel acquisitions and improvements (Notes 3, 5)	(363,038)	(1,614)	(27,003)
Increase in restricted cash	(4,500)	(3,750)	(1,500)
Proceeds from sale of vessels (Notes 3, 5)	32,192	21,299	0
Cash and cash equivalents acquired in business acquisition	0	0	11,847
Net cash (used in) / provided by investing activities	(335,346)	15,935	(16,656)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Notes 3, 13)	195,771	140,000	1,470
Expenses paid for issuance of Partnership units	(3,410)	(1,673)	0
Proceeds from issuance of long-term debt (Note 7)	129,000	0	159,580
Payments of long-term debt (Note 7)	(4,050)	(175,215)	(134,580)
Loan issuance costs	(2,879)	(348)	(338)
Dividends paid	(88,241)	(73,316)	(45,116)
Net cash provided by / (used in) financing activities	226,191	(110,552)	(18,984)
Net increase / (decrease) in cash and cash equivalents	20,421	(9,819)	20,899
Cash and cash equivalents at beginning of period	43,551	53,370	32,471
Cash and cash equivalents at end of period	63,972	43,551	53,370
Supplemental Cash Flow Information
Cash paid for interest	14,845	25,864	32,210
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	103	134	252
Offering expenses included in liabilities	(7)	1,908	0
Capitalised dry docking and deferred costs included in liabilities	628	0	0
Fair value of vessels purchased, M/V Archimidis and M/V Agamemnon (Notes 3, 5)	0	133,000	0
Fair value of vessels sold, M/T Alexander the Great and M/T Achilleas, reduced by the net cash consideration received (Notes 3, 5)	0	(137,500)	0
Acquisition of above market time charter (Notes 3, 6)	97,256	4,500	48,551
Units issued to acquire M/V Cape Agamemnon (Note 3)	0	0	57,055
Crude's net assets at the completion of the business acquisition (Note 12)	0	0	211,144
Units issued to acquire Crude (Note 3)	0	0	155,559
Fair value of Crude's Equity Incentive Plan attributable to pre combination services (Note 3)	$ 0	$ 0	$ 1,505